CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parentheticals) (USD $)	3 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011
Statement Of Stockholders Equity [Abstract]
Dividends declared and paid, per share	$ 0.15	$ 0.15	$ 0.30	$ 0.30	$ 0.30	$ 0.30	$ 0.25	$ 0.15	$ 0.15	$ 0.03